Intangible assets - Impairment testing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash-generating units
Goodwill	$ 907	$ 961
Thailand Asset Management
Cash-generating units
Goodwill	$ 465	$ 513
Period of discounted cash flow valuation	5 years
Constant growth rate	2.30%	2.30%
Pre-tax discount rate	9.00%	9.00%
UOB Life
Cash-generating units
Goodwill	$ 233	$ 238